Investment In Equity Security (Details) - USD ($)	1 Months Ended		6 Months Ended
	Apr. 30, 2025	Mar. 31, 2025	Jun. 30, 2025
Investment In Equity Security [Line Items]
Purchase of preference shares		110,000
Total consideration (in Dollars)		$ 126,385
Options granted	17,500
Exercise price of preference share (in Dollars per share)	$ 1.15
Preference shares converted	2,200,000
Expense (in Dollars)			$ 362,093
Class A Ordinary Shares [Member]
Investment In Equity Security [Line Items]
Exercise price of preference share (in Dollars per share)	$ 0.06
BGHL [Member]
Investment In Equity Security [Line Items]
Options granted	350,000